UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2019

Date of reporting period: July 31, 2019

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO
July 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 90.7%

	Shares	Value
COMMUNICATION SERVICES — 19.7%
Alphabet, Cl C *	737	$896,693
AT&T	28,000	953,400
Comcast, Cl A	27,500	1,187,175
Discovery, Cl C *	21,500	607,160
DISH Network, Cl A *	21,400	724,604
Fox	15,000	559,800
Liberty Media -Liberty SiriusXM, Cl C *	13,225	553,598
News, Cl A	28,300	372,428
Verizon Communications	20,125	1,112,309

		6,967,167

CONSUMER DISCRETIONARY — 7.9%
Aramark	12,000	434,280
Dollar Tree *	5,000	508,750
Expedia Group	6,833	906,986
LKQ *	14,000	377,020
Qurate Retail *	41,000	579,740

		2,806,776

CONSUMER STAPLES — 6.6%
Coca-Cola	12,000	631,560
Kraft Heinz	20,100	643,401
PepsiCo	2,000	255,620
Post Holdings *	7,500	804,150

		2,334,731

ENERGY — 3.0%
Antero Resources *	104,000	479,440
EQT	37,850	571,914

		1,051,354

FINANCIALS — 13.8%
Bank of America	36,000	1,104,480
Berkshire Hathaway, Cl B *	6,000	1,232,580
CIT Group	17,600	889,680
Progressive	10,600	858,388
Willis Towers Watson	4,000	780,880

		4,866,008

HEALTH CARE — 17.2%
Allergan	5,100	818,550
Celgene *	7,000	643,020
Cigna	3,209	545,273
CVS Health	19,200	1,072,704
Gilead Sciences	17,000	1,113,840
Laboratory Corp of America Holdings *	4,625	774,780
McKesson	8,100	1,125,495

		6,093,662

INDUSTRIALS — 3.2%
Nielsen Holdings	17,000	393,720
Southwest Airlines	14,000	721,420

		1,115,140

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO
July 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY — 9.0%
Apple	3,340	$711,554
Applied Materials	14,000	691,180
CDK Global	19,600	1,016,652
Cisco Systems	6,000	332,400
QUALCOMM	6,050	442,618

		3,194,404

MATERIALS — 1.2%
Corteva	14,000	413,000

UTILITIES — 9.1%
Dominion Energy	16,000	1,188,640
FirstEnergy	24,675	1,084,960
PPL	31,275	926,678

		3,200,278

TOTAL COMMON STOCK (Cost $28,453,983)		32,042,520

SHORT-TERM INVESTMENT — 8.8%
Federated Government Obligations Money Market Fund, Cl I, 2.230% (A)	3,122,289	3,122,289

TOTAL SHORT-TERM INVESTMENT (Cost $3,122,289)		3,122,289

TOTAL INVESTMENTS— 99.5% (Cost $31,576,272)		$35,164,809

Percentages are based on Net Assets of $35,346,361.

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of July 31, 2019.

Cl	Class

As of July 31, 2019, all of the Portfolio’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2019, the Fund did not hold any Level 3 securities.

For information regarding the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual and annual financial statements.

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 26, 2019

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller, and CFO

Date: September 26, 2019